Statutory Reserve Appropriation for former PRC Subsidiaries	12 Months Ended
Dec. 31, 2018
Statutory Reserve Appropriation for Former PRC Subsidiaries [Abstract]
Statutory Reserve Appropriation for former PRC Subsidiaries [Text Block]
12.	Statutory Reserve Appropriation for former PRC Subsidiaries

Pursuant to the laws and regulations applicable to the PRC, the Company’s former wholly foreign-owned subsidiaries must make appropriations from after-tax profit to non-distributable reserves funds including: (i) the statutory surplus reserve and; (ii) the statutory public welfare fund. Subject to the law applicable to foreign invested enterprises in the PRC, they were required annual appropriations of the general reserve fund no less than 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end). These reserve funds can only be used for specific purposes of enterprise expansion and staff welfare and are not distributable as cash dividends. No appropriation had been made as a result of their accumulated after-tax losses incurred in those years. As of December 31, 2018, no reserves funds were expected due to the disposal of PRC subsidiaries.